Deposits	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Deposits [Abstract]
DEPOSITS

NOTE 4 — DEPOSITS

The deposits are summarized as of:

	March 31, 2025	December 31, 2024
Balance – beginning of period	$2,263,000	$420,000
Cash deposit	1,222,000	2,207,000
Merger and acquisition costs expensed	(1,033,000)	—
Amounts applied to accounts payable	(186,000)	(364,000)
Balance – end of period	$2,266,000	$2,263,000

The Company contracts with other service providers for the hosting of its equipment and operational support in data centers where the Company’s equipment is deployed. These arrangements also typically require advance payments to be made to vendors in conjunction with the contractual obligations associated with these services. The Company classifies these payments as “Deposits” in the unaudited condensed consolidated balance sheets. As of March 31, 2025 and December 31, 2024, the Company had deposits of approximately $931,000 and $656,000, respectively, with data centers.

Giga Caddo, LLC

On August 16, 2024, Giga Caddo, LLC, a Delaware limited liability company (“Seller”), and the Company entered into an Asset Purchase Agreement (the “Giga Purchase Agreement”) pursuant to which Seller agreed to sell: (i) four (4) natural gas generators with a combined gas standby rating of 1,900 kW, (ii) five hundred and sixty-six (566) bitcoin ASIC mining computers with a combined hashrate capacity of approximately 57,120 TH/s, (iii) six (6) Giga Box Air modular data center units with a combined power capacity of 2,900 kW and (iv) certain other crypto mining equipment and related assets to be agreed by the parties (the “Assets”) for $1,500,000 in USO cash (the “Giga Purchase Price”) (the “Giga Transaction”). On August 5, 2024, prior to the execution of the Giga Purchase Agreement, $50,000 of the Purchase Price was paid in the form of a refundable earnest money deposit, (ii) on August 19, 2024, $50,000 of the Purchase Price was paid.

On August 29, the Company entered into an amendment to the Giga Purchase Agreement (“Giga Amendment”). The Giga Amendment amended the deadline for the closing date of the Giga Transaction from August 31, 2024 to September 30, 2024. In connection with the Giga Amendment, the Company agreed to make an additional advance payment of $250,000, which was paid on August 29, 2024. As a result of this additional advance payment, the parties agreed that the remaining Giga Purchase Price final payment will be in two payments of $575,000. As such the total Giga purchase price remains $1,500,000. The parties further agreed that out of the pre-paid amounts of $350,000, $100,000 will not be refundable to the Company if the Giga Transaction is terminated prior to the closing date, except to the extent such termination is the result of the Seller’s breach of the Giga Purchase Agreement, in which case all pre-paid amounts shall be refunded to the Company. During the three months ended March 31, 2025, the Company canceled the Giga Purchase Agreement and expensed the deposits of approximately $350,000 classified under the Merger and acquisition expenses in the accompanying unaudited condensed consolidated statement of operations.

Captus Energy

On January 8, 2025, the Company and Alberta Ltd., entered into a Share and Unit Purchase Agreement (the “Captus Agreement”) with BTG Energy Corp., a Canadian corporation (“BTG Energy”), BTG Power Corp., a Canadian corporation (“BTG Power”) and West Lake Energy Corp., a Canadian corporation (“West Lake,” and together with BTG Energy and BTG Power, the “Vendors”). Pursuant to the Captus Agreement, the Company will acquire from the Vendors all of the issued and outstanding shares or units, as applicable, of (i) Captus Generation Ltd. (“Captus GP”) and BowArk Energy Ltd., each a Canadian corporation, and (ii) Captus General Limited Partnership, a Canadian limited partnership (collectively “Captus Energy,” and the transaction contemplated by the Captus Agreement, the “Captus Acquisition”).

Captus GP owns 850 acres in Pincher Creek, Alberta (the “Captus Site”). The acreage contains characteristics management considers to be highly suitable for the development of Al HPC. These characteristics include: 1) redundant natural gas lines, 2) grid connectivity, 3) a deplete reservoir that can be used for onsite carbon sequestration, 4) access to non-potable water and 5) proximity to telecom connectivity. Gryphon intends to develop the site for revenue producing activities.

The aggregate consideration payable by the Company to the Vendors is CAD $24.0 million (the “Cash Consideration”), subject to adjustment in accordance with the terms of the Captus Agreement. In November 2024, the Company paid a cash deposit of $143,759 (CAD $200,000) to Captus GP for the benefit of the Vendors (the “LOI Cash Deposit”). Within two business days of the date of the Captus Agreement, the Company paid a cash deposit of$704,641 (CAD $1,000,000) to Captus GP for the benefit of the Vendors (the “Signing Cash Deposit,” and together with the LOI Cash Deposit, the “Cash Deposits”). The Cash Deposits may be applied towards the payment of the Cash Consideration in accordance with the terms of the Captus Agreement, and the remainder of the Cash Consideration will be paid by the Company upon closing.

The transaction remains subject to certain conditions, including the transfer and assignment of certain agreements from the Vendors to the Company. Pending approval by the Alberta Energy Regulator, BTG Energy and West Lake will hold certain well, pipeline and facility licenses in trust for an agreed fee.

In connection with the Captus Agreement, on January 8, 2025, as a material inducement to their agreeing to become employees of the Company, the Company granted a restricted stock award to each of Harry Andersen, Paul Connolly, Mark Taylor and Steve Giacomin (collectively, the “Restricted Stock Awards”). The Restricted Stock Awards were intended to constitute “employment inducement awards” under the Nasdaq Stock Market Rules. The aggregate restricted stock shares issued was 4,083,003.

Each of the Restricted Stock Awards vests in three equal installments on the first three anniversaries of the grant date subject to the grantee’s continued engagement with the Company through each applicable vesting date, provided however, that the Restricted Stock Awards will accelerate and vest immediately upon the grantee’s death, disability, termination by the Company without “cause” (as defined in each Restricted Stock Award agreement), or the consummation of a change in control of the Company.

As of the filing date of these financials, the Captus Acquisition has not been completed.

RepairBit LLC

On November 25, 2024, the Company entered into a term sheet (“RepairBit Acquisition”) for the acquisition RepairBit LLC (“RepairBit”) a bitcoin mining repair vendor. The aggregate RepairBit purchase price is $5,000,000, less any non-refundable deposits, which is payable in shares of the Company’s common stock. In December 2024, the Company paid refundable deposits of $300,000. During the three months ending March 31, 2025, the Company applied approximately $131,000 against outstanding invoices due to RepairBit. As of the filing date of these financials, the RepairBit Acquisition was not completed.

Erikson National Energy Inc.

On December 9, 2024, the Company entered into an asset purchase and sale agreement (the “Erikson Purchase Agreement”) with Erikson National Energy Inc. (“Erikson”), a Canadian corporation under the laws of the Province of Alberta. Erikson commenced proposal proceedings under the Bankruptcy and Insolvency Act (Canada) (“BIA”) on October 1, 2024 by filing a Notice of Intention to Make a Proposal, pursuant to section 50.4 of the BIA, and KSV Restructuring Inc. was named as proposal trustee. Pursuant to an order of the Court of King’s Bench of Alberta (the “Court”) granted on October 21, 2024, the Court approved a sale and investment solicitation process (“SISP”) in respect of the sale of the assets and properties of Erikson. As part of the SISP, the Company and Erikson entered into the Court-approved Purchase Agreement pursuant to which the Company agreed to purchase substantially all of Erikson’s assets for a purchase price of CAD $2,000,000, subject to certain adjustments as provided for in the Purchase Agreement. Pursuant to the Erikson Purchase Agreement, the Company will acquire all of Erikson’s natural gas and oil wells, facilities and pipelines, which are currently shut in. The assets are located in northeast British Columbia and span the Fort St. John, Stoddart, Roseland, Fireweed, Buick Creek, Laprise and Wildboy areas. The representations and warranties provided by the parties are standard for a transaction of this nature.

The transaction remains subject to certain conditions, which conditions include obtaining the mineral rights formerly held by Erikson, obtaining approval for the well, facility and pipeline license transfers from the British Columbia Energy Regulator, completion of Gryphon’s due diligence, and the granting of a sale approval and vesting order by the Court, all of which must be satisfied or waived by the Company by January 31, 2025, which date may be extended at the Company’s option to March 8, 2025 (in either case, the “Outside Date”). No assurance can be given that the transactions contemplated by the Purchase Agreement will close.

The Court also granted an amended interim financing order approving the Company as a debtor in possession (“DIP”) lender to Erikson. As part of the Erikson Purchase Agreement, the Company provided DIP interim financing to Erikson to cover its operating expenses and legal and professional fees during the period between December 9, 2024 and the applicable Outside Date. Upon closing, The Company may offset some or all of the interim financing provided against the purchase price. On February 14, 2025, the Company gave Erikson notice of the cancellation of the Erikson Purchase Agreement, and expensed approximately $608,000 of deposits classified under the Merger and acquisition expenses in the accompanying unaudited condensed consolidated statement of operations

NOTE 4 — DEPOSITS

The deposits are summarized as of December 31,

	2024	2023
Balance beginning of period	$420,000	$60,000
Cash deposit	2,207,000	360,000
Amounts applied to accounts payable	(364,000)	—
Balance end of period	$2,263,000	$420,000

The Company contracts with other service providers for the hosting of its equipment and operational support in data centers where the Company’s equipment is deployed. These arrangements also typically require advance payments to be made to vendors in conjunction with the contractual obligations associated with these services. The Company classifies these payments as “Deposits” in the consolidated balance sheets. As of December 31, 2024 and 2023, the Company had deposits of approximately $656,000 and $420,000 with data centers.

Giga Caddo, LLC

On August 16, 2024, Giga Caddo, LLC, a Delaware limited liability company (“Seller”), and the Company entered into an Asset Purchase Agreement (the “Giga Purchase Agreement”) pursuant to which Seller agreed to sell: (i) four (4) natural gas generators with a combined gas standby rating of 1,900 kW, (ii) five hundred and sixty-six (566) bitcoin ASIC mining computers with a combined hashrate capacity of approximately 57,120 TH/s, (iii) six (6) Giga Box Air modular data center units with a combined power capacity of 2,900 kW and (iv) certain other crypto mining equipment and related assets to be agreed by the parties (the “Assets”) for $1,500,000 in USD cash (the “Giga Purchase Price”) (the “Giga Transaction”). On August 5, 2024, prior to the execution of the Giga Purchase Agreement, $50,000 of the Purchase Price was paid in the form of a refundable earnest money deposit, (ii) on August 19, 2024, $50,000 of the Purchase Price was paid.

On August 29, the Company entered into an amendment to the Giga Purchase Agreement (“Giga Amendment”). The Giga Amendment amended the deadline for the closing date of the Giga Transaction from August 31, 2024 to September 30, 2024. In connection with the Giga Amendment, the Company agreed to make an additional advance payment of $250,000, which was paid on August 29, 2024. As a result of this additional advance payment, the parties agreed that the remaining Giga Purchase Price final payment will be in two payments of $575,000. As such the total Giga purchase price remains $1,500,000. The parties further agreed that out of the pre-paid amounts of $350,000,

$100,000 will not be refundable to the Company if the Giga Transaction is terminated prior to the closing date, except to the extent such termination is the result of the Seller’s breach of the Giga Purchase Agreement, in which case all pre-paid amounts shall be refunded to the Company. As of December 31, 2024, the Giga Acquisition was not completed.

Captus Energy

On November 14, 2024, the Company entered into a nonbinding term sheet (“Captus Term Sheet”) with Captus. As part of the Captus Term Sheet the Company was required to pay $143,759 (CAD $200,000) and issue shares of the Company’s common stock valued at CAD$800,000 which would be priced at a 5-day VWAP (“Captus Shares”) and such shares to be placed escrow account. The Captus Shares would be refundable to the Company if the Captus Energy transaction did not occur. As of December 31, 2024, the Company paid the cash deposit of approximately $144,000, and the Captus Shares issuance was not completed. Also, the Company has incurred acquisition-related costs of approximately $153,000. See Note 13 — Subsequent Events for a detailed description of the Captus Energy transaction.

RepairBit LLC

On November 25, 2024, the Company entered into a term sheet (“RepairBit Acquisition”) for the acquisition RepairBit LLC (“RepairBit”) a bitcoin mining repair vendor. The aggregate RepairBit purchase price is $5,000,000, less any non-refundable deposits, which is payable in shares of the Company’s common stock. In December 2024, the Company paid refundable deposits of $300,000. As of December 31, 2024, the RepairBit Acquisition was not completed.

Erikson National Energy Inc.

On December 9, 2024, the Company entered into an asset purchase and sale agreement (the “Erikson Purchase Agreement”) with Erikson National Energy Inc. (“Erikson”), a Canadian corporation under the laws of the Province of Alberta. Erikson commenced proposal proceedings under the Bankruptcy and Insolvency Act (Canada) (“BIA”) on October 1, 2024 by filing a Notice of Intention to Make a Proposal, pursuant to section 50.4 of the BIA, and KSV Restructuring Inc. was named as proposal trustee. Pursuant to an order of the Court of King’s Bench of Alberta (the “Court”) granted on October 21, 2024, the Court approved a sale and investment solicitation process (“SISP”) in respect of the sale of the assets and properties of Erikson. As part of the SISP, the Company and Erikson entered into the Court-approved Purchase Agreement pursuant to which the Company agreed to purchase substantially all of Erikson’s assets for a purchase price of CAD $2,000,000, subject to certain adjustments as provided for in the Purchase Agreement. Pursuant to the Erikson Purchase Agreement, the Company will acquire all of Erikson’s natural gas and oil wells, facilities and pipelines, which are currently shut in. The assets are located in northeast British Columbia and span the Fort St. John, Stoddart, Roseland, Fireweed, Buick Creek, Laprise and Wildboy areas. The representations and warranties provided by the parties are standard for a transaction of this nature.

The transaction remains subject to certain conditions, which conditions include obtaining the mineral rights formerly held by Erikson, obtaining approval for the well, facility and pipeline license transfers from the British Columbia Energy Regulator, completion of Gryphon’s due diligence, and the granting of a sale approval and vesting order by the Court, all of which must be satisfied or waived by the Company by January 31, 2025, which date may be extended at the Company’s option to March 8, 2025 (in either case, the “Outside Date”). No assurance can be given that the transactions contemplated by the Purchase Agreement will close.

The Court also granted an amended interim financing order approving the Company as a debtor in possession (“DIP”) lender to Erikson. As part of the Erikson Purchase Agreement, the Company provided DIP interim financing to Erikson to cover its operating expenses and legal and professional fees during the period between December 9, 2024 and the applicable Outside Date. Upon closing, The Company may offset some or all of the interim financing provided against the purchase price. As of December 31, 2024, the Company had provided approximately $274,000 of DIP interim financing and incurred approximately $112,000 of transaction cost for a total of $386,000. See Note 13 — Subsequent Events for the termination of the Erikson Purchase Agreement.